Unaudited Summarized Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Quarterly Financial Information

Summarized unaudited quarterly financial information for the years ended December 31, 2011, 2010, and 2009 is as follows (in thousands except per common share amounts):

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Sales	$38,800	$63,121	$59,730	$65,172
Cost of sales	(31,885)	(51,121)	(46,635)	(54,849)

Gross (loss) profit	6,915	12,000	13,095	10,323
Other income, costs and expenses, net	(18,092)	(23,085)	(52,795)	(141,249)

(Loss) income before benefit from income taxes	(11,177)	(11,085)	(39,700)	(130,926)
Provision for income taxes	—	(10)	—	—

Consolidated net (loss) income	(11,177)	(11,095)	(39,700)	(130,926)
Less: net loss (income)—non-controlling interest	(48)	(76)	66	(374)

Net (loss) income	$(11,225)	$(11,171)	$(39,634)	$(131,300)

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Sales	$43,163	$86,692	$75,253	$89,590
Cost of sales	(31,362)	(72,368)	(62,134)	(80,313)

Gross (loss) profit	11,801	14,324	13,119	9,277
Other income, costs and expenses, net	(20,320)	(18,983)	(21,161)	(123,924)

(Loss) income before benefit from income taxes	(8,519)	(4,659)	(8,042)	(114,647)
Benefit from income taxes	65	—	—	347

Consolidated net (loss) income	(8,454)	(4,659)	(8,042)	(114,300)
Less: net loss (income)—non-controlling interest	(30)	121	29	(1,451)

Net (loss) income	$(8,484)	$(4,538)	$(8,013)	$(115,751)

	Three Months Ended
	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009
Sales	$69,339	$77,407	$67,213	$95,284
Cost of sales	(95,124)	(60,501)	(49,025)	(146,476)

Gross profit	(25,785)	16,906	18,188	(51,192)
Other income, costs and expenses, net	(43,408)	22,770	(29,908)	(30,432)

Loss before benefit from income taxes	(69,193)	39,676	(11,720)	(81,624)
Benefit from income taxes	22	—	56	101,830

Consolidated net loss	(69,171)	39,676	(11,664)	20,206
Less: net loss (income)—non-controlling interest	170	(289)	27	520

Net loss	$(69,001)	$39,387	$(11,637)	$20,726